                              [EMPIRE BUILDER LOGO]

                              --------------------

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886


Dear Shareholder,

   We are pleased to present The Empire Builder Tax-Free Bond Fund Semi-Annual Report for the period ended August 31, 2001.

   We are glad to report the portfolio has had a good year. The Federal Reserve Board cut the Discount Rate several times this year, which has been good for the bond market. Through August 31, 2001 the Builder portfolio was up 4.64%, and the Premier portfolio was up 4.81%.

   Remarkably, we find ourselves in a very similar position to last year. The economy continues to soften after many robust years, and we believe this will continue for sometime. Generally this bodes well for the Fund and the fixed income market, and particularly for the tax-free municipal market (especially in the longer maturities, where yields are too close to taxable yields). We will continue to take advantage of this opportunity.

   In our opinion, The Empire Builder Tax-Free Bond Fund is well positioned for the next six months. The no-load structure continues to offer value to the shareholder because there is no charge to purchase units. We also recommend our automatic investment program (also known as dollar cost averaging*) that allows you to follow a disciplined investment plan. Please call the customer service desk at 1-800-847-5886 for information on how to participate. We look forward to helping you meet your investment needs.

Sincerely,

/s/ Seth M. Glickenhaus

Seth M. Glickenhaus
President

Past performance does not guarantee future results.
Fund is distributed by Glickenhaus & Co.

*Dollar cost averaging does not insure a profit and does not protect against loss in declining markets. An investor should consider his or her financial ability to continue making additional investments through periods of low share price levels.

This report must be preceded or accompanied by a prospectus. For more complete information including charges and expenses, please call 1-800-847-5886 to receive a prospectus. Read the prospectus carefully before investing or sending money.

The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT).

             Not FDIC insured.  May lose value. No bank guarantee.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

            Portfolio of Investments -- August 31, 2001 (unaudited)


                                                                                          Principal           Value
 Credit Ratings**  Municipal Securities--97.3%                                             Amount           (Note 2)
 ----------------  ---------------------------                                             ------           --------
                   New York City--(8.4%)
      NR/AAA       New York City General Obligation, Series F, 5.25%, 8/1/2015,
                     Callable 2/1/2008 @ 101, (MBIA)................................    $   5,300,000    $     5,591,924
     Aaa/AAA       New York City General Obligation, Series B, 5.25%, 8/1/2017,
                     Callable 8/1/2007 @ 101, (AMBAC)...............................          750,000            782,625
      NR/AAA       New York City General Obligation, Series D, 5.125%, 8/1/2019,
                     Callable 8/1/2010 @ 101, (FGIC)................................        2,000,000          2,055,420
     Aaa/AAA       New York City General Obligation, Series B, 5.375%, 8/1/2022,
                     Callable 8/1/2007 @ 101, (MBIA)................................        1,250,000          1,290,938
                                                                                                         ---------------
                   Total New York City..............................................                           9,720,907
                                                                                                         ---------------

                   New York City Agencies--(4.6%)
      NR/AAA       New York City Municipal Water Finance Authority, Series C, 5.00%,
                     6/15/2032, Callable 6/15/2011 @ 100, (FGIC)....................        5,345,000          5,311,327
                                                                                                         ---------------

                   New York State Agencies--(63.1%)

                   New York State Dormitory Authority (37.2%)
      A3/AA-        Albany County Airport, 5.25%, 4/1/2013, Callable 4/1/2008
                       @ 101........................................................        1,200,000          1,272,972
     Aaa/AAA        Augustana Lutheran Home for the Aged, Series A, 5.50%,
                       8/1/2020,  Callable 8/1/2010 @ 101,  (MBIA)(FHA).............          980,000          1,033,518
     Aaa/AAA        Augustana Lutheran Home for the Aged, Series A, 5.50%,
                       8/1/2030, Callable 8/1/2010 @ 101, (MBIA)(FHA)...............          750,000            783,735
     Aaa/AAA        City University, Series 1, 5.375%, 7/1/2024, Callable 1/1/2008
                       @ 102, (FGIC)................................................        2,000,000          2,061,360
     Aaa/AAA        Fordham University, 5.00%, 7/1/2028, Callable 7/1/2008
                       @ 101, (MBIA)................................................        1,500,000          1,499,895
      NR/AAA        Heritage House Nursing Center, 7.00%, 8/1/2031, Callable
                       8/1/2002 @ 101, (FHA)........................................          455,000            465,465
      Aaa/NR        Ithaca College, 5.00%, 7/1/2026, Callable 7/1/2008
                       @ 101, (AMBAC)...............................................        3,465,000          3,469,643
     Aaa/AAA        Mt. Sinai School of Medicine, 6.75%, 7/1/2015, Callable
                       7/1/2002 @ 101, (MBIA).......................................        2,250,000          2,302,088
     Aaa/AAA        New York Medical College, 5.25%, 7/1/2013, Callable 7/1/2008 @
                       101, (MBIA)..................................................        1,015,000          1,079,615
     Aaa/AAA        New York University, Series A, 6.00%, 7/1/2017, (MBIA) .........        1,000,000          1,170,870
     Aaa/AAA        New York University, Series 2, 5.50%, 7/1/2018, Callable
                       7/1/2011 @ 100, (AMBAC)......................................          500,000            534,790
     Aaa/AAA        New York University, Series 2, 5.00%, 7/1/2031, Callable
                       7/1/2011 @ 100, (AMBAC)......................................          200,000            199,064
     Aaa/AAA        Office Facilities--Audit & Control, 5.00%, 4/1/2029, Callable
                       4/1/2009 @ 101, (MBIA).......................................        5,000,000          4,992,399
      NR/AAA        Park Ridge Housing, Inc., 6.375%, 8/1/2020, Callable 8/1/2010
                       @ 101, (FNMA)................................................        1,000,000          1,117,210
      NR/AAA        Park Ridge Housing, Inc., 6.50%, 8/1/2025, Callable 8/1/2010
                       @101, (FNMA).................................................        1,470,000          1,646,400


    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                                                                                          Principal           Value
 Credit Ratings**  Municipal Securities--continued                                         Amount           (Note 2)
 ----------------  -------------------------------                                         ------           --------
                   New York State Agencies--continued
     Aaa/AAA        Special Acts School Districts Program, 6.00%, 7/1/2019,
                       Callable 7/1/2005 @ 102, (MBIA)..............................    $   3,540,000    $     3,879,521
     Aaa/AAA        St. John's University, Series A, 5.25%, 7/1/2030, Callable
                       7/1/2011 @ 101, (MBIA).......................................        1,500,000          1,532,190
      NR/AAA        State University, 5.375%, 7/1/2021, Callable 7/1/2008 @ 102,
                       (MBIA).......................................................        1,190,000          1,236,041
     Aaa/AAA        State University Educational Facilities, 5.125%, 5/15/2021,
                       Callable 5/15/2008 @ 101, (MBIA).............................        4,600,000          4,665,319
     Aaa/AAA        Upstate Community Colleges, Series A, 6.00%, 7/1/2019, Callable
                       7/1/2010 @ 101, (FSA)........................................        1,000,000          1,131,270
     Aaa/AAA        Upstate Community Colleges, Series A, 6.00%, 7/1/2020, Callable
                       7/1/2010 @ 101, (FSA)........................................          845,000            951,284
     Aaa/AAA        Upstate Community Colleges, Series A, 5.00%, 7/1/2028, Callable
                       7/1/2009 @ 101, (MBIA).......................................        3,000,000          2,999,790
      NR/AAA        Westchester County Court Facilities, 5.25%, 8/1/2018, Callable
                       2/1/2009 @ 101, (MBIA).......................................        2,800,000          2,915,640
                   New York State Environmental Facilities Corp. (1.4%)
     Aaa/AAA        Water Pollution Control Revenue, Revolving Fund, Water Pooled
                       Loan, 5.90%, 1/15/2018, Callable 1/15/2006 @ 102.............        1,510,000          1,638,894

                   New York State Housing Finance Agency (3.4%)
     Aaa/AAA        Housing Project Mortgage Revenue Bonds, Series A, 6.125%,
                       11/1/2020, Callable 5/1/2006 @ 102, (FSA)....................        1,460,000          1,578,391
      Aa1/NR        Multi-Family Housing, Secured Mortgage Program, 6.45%,
                       8/15/2014, Callable 2/15/2004 @ 102, (SONYMA Insured)........        2,245,000          2,380,531

                   New York State Local Government Assistance
                   Corp. (3.9%)
     Aaa/AAA        New York State Local Government Assistance Corp., Series B,
                       4.875%, 4/1/2020, Callable 4/1/2008 @ 101, (MBIA)............        4,500,000          4,504,545

                   New York State Medical Care Facilities Finance
                   Agency (3.1%)
     Aaa/AAA        Hospital and Nursing Home, St. Vincent's Hospital Project,
                       6.20%, 2/15/2021, Callable 2/15/2004 @ 102, (AMBAC)(FHA).....        1,060,000          1,148,478
     Aaa/AAA        Long Term Health Care, 6.50%, 11/1/2015, Callable 11/1/2002
                       @ 102, (FSA)(SONYMA Insured).................................        2,245,000          2,378,510

                   New York State Power Authority (2.9%)
     Aa2/AA-        New York State Power Authority, Series A, 5.00%, 11/15/2018,
                       Callable 12/15/2005 @ 100....................................        1,425,000          1,440,732
     Aa2/AA-        New York State Power Authority, Series A, 5.25%, 11/15/2030,
                       Callable 11/15/2010 @ 100....................................        1,900,000          1,940,128


    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                                                                                          Principal           Value
 Credit Ratings**  Municipal Securities--continued                                         Amount           (Note 2)
 ----------------  -------------------------------                                         ------           --------
                   New York State Thruway Authority (6.7%)
     Aa3/AA-        Highway & Bridge Trust Fund Bonds, Series D, 5.375%,
                       1/1/2027, Callable 1/1/2007 @ 102............................    $   3,280,000    $     3,366,494
      A3/AA-        Local Highway & Bridge Service Contracts, 5.25%, 4/1/2015,
                       Callable 4/1/2007 @ 102......................................        4,250,000          4,449,665

                   New York State Urban Development Corporation (3.1%)
      NR/AAA        Correctional Facilities Services, 5.00%, 1/1/2025, Callable
                       1/1/2009 @ 101, (MBIA).......................................        1,500,000          1,504,335
      A3/AA-        Empire State Development Corporation, University Facilities
                       Grants, 6.00%, 1/1/2009......................................          905,000          1,026,180
      A3/AA-        Youth Facilities, 5.75%, 4/1/2008, Callable 4/1/2005 @ 102 .....        1,000,000          1,086,180
                   Triborough Bridge & Tunnel Authority (1.4%)
      Aa3/A+        General Purpose, Series B, 5.00%, 1/1/2020 .....................        1,500,000          1,560,390
                                                                                                         ---------------
                   Total New York State Agencies                                                              72,943,532
                                                                                                         ---------------

                   Other New York State Bonds--(19.0%)
     Aaa/AAA       Albany County Airport Authority Revenue, Series B, 5.25%,
                     12/15/2026, Callable 12/15/2010 @ 101, (FGIC)..................        2,760,000          2,833,085
      A3/NR        Albany Housing Authority, Ltd. Obligation, 6.25%, 10/1/2012,
                     Callable 10/1/2005 @ 102.......................................        1,000,000          1,097,150
     Aaa/AAA       Buffalo Municipal Water Finance Authority, Water System Revenue,
                     5.75%, 7/1/2019, Callable 7/1/2005 @ 102, (FGIC)...............          500,000            537,055
      NR/AAA       Village of East Rochester Housing Authority (New York) Revenue
                     Bonds, North Park Nursing Home, 5.20%, 10/20/2024, Callable
                     10/20/2011 @ 101, (GNMA).......................................        1,620,000          1,648,674
     Aaa/AAA       Evans, General Obligation, 6.80%, 4/15/2012, Non Callable, Bank
                     Qualified, (AMBAC).............................................          225,000            277,479
     Aaa/AAA       Evans, General Obligation, 6.80%, 4/15/2013, Non Callable, Bank
                     Qualified, (AMBAC).............................................          225,000            277,832
      NR/AAA       Lillian Cooper Housing Development Corporation Mortgage Revenue,
                     Series A, 7.00%, 1/1/2022, Callable 7/1/2002 @ 100, (FNMA)(FHA)        1,100,000          1,107,084
     Aaa/AAA       Long Island Power Authority, Series A, 5.25%, 12/1/2026, Callable
                     6/1/2008 @ 101, (AMBAC)........................................        1,600,000          1,634,720
     Aaa/AAA       Metropolitan Transportation Authority, New York Commuter
                     Facilities Revenue, Series B, 5.00%, 7/1/2017, Callable
                     7/1/2007 @ 102, (AMBAC)........................................        2,000,000          2,051,920
      NR/AAA       Monroe County Industrial Development Agency Civic Facility,
                     Nazareth College, 5.25%, 4/1/2023, Callable 4/1/2008
                     @ 101, (MBIA)..................................................          500,000            512,460
     Aaa/AAA       Mount Sinai Union Free School District, General Obligation,
                     6.20%, 2/15/2012, (AMBAC)......................................        1,065,000          1,256,370
     Aaa/AAA       North Hempstead, General Obligation, Series B, 6.375%,
                     4/1/2009, (FGIC)...............................................          570,000            668,610
     Aaa/AAA       North Hempstead, General Obligation, Series B, 6.40%, 4/1/2010,
                     (FGIC).........................................................          560,000            663,824


    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                                                                                          Principal           Value
 Credit Ratings**  Municipal Securities--continued                                         Amount           (Note 2)
 ----------------  -------------------------------                                         ------           --------
                   Other New York State Bonds--continued
      NR/AAA       Oneida County Industrial Development Agency, Mohawk Valley
                     Network, St. Luke's Memorial Hospital, 5.00%, 1/1/2013,
                     Callable 1/1/2008 @ 101, (FSA).................................    $   2,000,000    $     2,096,440
     Aaa/AAA       Oneida County, General Obligation, 0.00%, 4/15/2015, (AMBAC).....          500,000            264,305
     Aaa/AAA       Suffolk County General Obligation, Series C, 5.00%, 9/15/2015,
                     Callable 9/15/2008 @ 101, (FGIC)...............................          965,000          1,001,795
     Aaa/AAA       Suffolk County General Obligation, Series C, 5.00%, 9/15/2016,
                     Callable 9/15/2008 @ 101, (FGIC)...............................          550,000            566,852
     Aaa/AAA       Suffolk County General Obligation, Series C, 5.00%, 9/15/2017,
                     Callable 9/15/2008 @ 101, (FGIC)...............................          480,000            493,080
     Aaa/AAA       Suffolk County General Obligation, Series D, 5.00%, 11/1/2015,
                     Callable 11/1/2008 @ 101, (FGIC)...............................        1,125,000          1,168,414
     Aaa/AAA       Suffolk County General Obligation, Series D, 5.00%, 11/1/2016,
                     Callable 11/1/2008 @ 101, (FGIC)...............................        1,110,000          1,144,410
      NR/A-        Westchester County Industrial Development Agency Civic Facility,
                     Lawrence Hospital, Series A, 5.125%, 1/1/2018, Callable
                     1/1/2008 @ 102.................................................          700,000            701,596
                                                                                                         ---------------
                   Total Other New York State Bonds                                                           22,003,155
                                                                                                         ---------------

                   New York City Transitional Finance Authority Variable Rate--
                   (1.3%)
     Aa2/AA+       New York City Transitional Finance Authority, Future Tax Secured,
                     Series B, 2.55% (VR)*, 11/1/2027, Callable 11/1/2024 @ 100,
                     (SPA-Bayerische Landesbank)....................................        1,500,000          1,500,000
                                                                                                         ---------------

                   Other Municipal Bonds--(0.9%)
                   Guam (0.9%)
     Aaa/AAA        Guam, Government Limited Obligation Highway Revenue, Series A,
                       6.25%, 5/1/2007, Pre-Refunded 5/1/2002 @ 102, (FSA)..........        1,000,000          1,044,910
                                                                                                         ---------------
                   Total Municipal Securities (Cost $107,024,924)...................                         112,523,831
                   Short Term Investments--(2.2%)
                   Dreyfus New York Municipal Cash Management Fund..................        2,500,000          2,500,000
                                                                                                         ---------------
                   Total Investments (Cost $109,524,924) (a)--99.5%.................                         115,023,831
                   Other Assets in Excess of Liabilities--0.5%......................                             524,091
                                                                                                         ---------------
                   Net Assets--100.0%...............................................                     $   115,547,922
                                                                                                         ===============

---------------
* Variable rate instrument. The rate presented represents the rate in effect at August 31, 2001. The rate changes daily.
(a) Cost differs from the value by net unrealized appreciation of securities as follows:

  Unrealized appreciation ..........................................................                     $     5,501,542
  Unrealized depreciation ..........................................................                              (2,635)
                                                                                                         ---------------
  Net unrealized appreciation ......................................................                     $     5,498,907
                                                                                                         ===============


    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

**Credit Ratings given by Moody's Investors Service Inc. and Standard & Poor's Corporation (unaudited).

       Moody's               Standard & Poor's

         Aaa                        AAA               Instrument judged to be of the highest quality and
                                                      carrying the smallest amount of investment risk.

         Aa                         AA                Instrument judged to be of high quality by all standards.

          A                          A                Instrument judged to be adequate quality by all standards.

         Baa                        BBB               Instrument judged to be moderate quality by all standards.

         NR                         NR                Not Rated. In the opinion of the Investment Adviser,
                                                      instrument judged to be of comparable investment quality
                                                      to rated securities which may be purchased by the Fund.


For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


Abbreviations used in this statement:

AMBAC Insured as to principal and interest by the American Municipal Bond Assurance Corporation.

FGIC Insured as to principal and interest by the Financial Guarantee Insurance Corporation.

FHA           Insured by the Federal Housing Administration.

FNMA          Insured by the Federal National Mortgage Association.

FSA           Insured as to principal and interest by Financial Security
              Assurance.

GNMA          Insured by the Government National Mortgage Association.

MBIA Insured as to principal and interest by the Municipal Bond Insurance Association.

SONYMA Insured as to principal and interest by the State of New York Mortgage Agency.

VR            Variable Rate Instrument.


    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                Statement of Assets and Liabilities (unaudited)
                                August 31, 2001


Assets:
 Investments in securities, at value (cost $109,524,924) (Note 2) .........................................   $      115,023,831
 Cash .....................................................................................................              154,306
 Interest receivable ......................................................................................            1,289,822
 Prepaid expenses .........................................................................................               17,426
                                                                                                              ------------------
   Total Assets ...........................................................................................          116,485,385
Liabilities:
 Dividends payable ..................................................................    $          51,158
 Payable for investments purchased ..................................................              730,786
 Advisory fee payable (Note 4) ......................................................               38,175
 Administrative services fee payable (Note 4) .......................................                2,452
 Other accrued expenses .............................................................              114,892
                                                                                         -----------------
   Total Liabilities ......................................................................................              937,463
                                                                                                              ------------------
Net Assets ................................................................................................   $      115,547,922
                                                                                                              ==================
Net Assets:
Net assets consist of:
 Paid-in capital ..........................................................................................   $      108,992,242
 Accumulated net investment income ........................................................................               56,461
 Accumulated net realized gains on investments ............................................................            1,000,312
 Net unrealized appreciation/(depreciation) on investments ................................................            5,498,907
                                                                                                              ------------------
Net Assets ................................................................................................   $      115,547,922
                                                                                                              ==================

Shares of Beneficial Interest:
Builder Class:
 Shares of beneficial interest outstanding ..........................................            3,031,893
                                                                                         =================
 Net asset value, offering and redemption price per share
   ($54,995,016/3,031,893 shares) ...................................................    $           18.14
                                                                                         =================
Premier Class:
 Shares of beneficial interest outstanding ..........................................            3,338,009
                                                                                         =================
 Net asset value, offering and redemption price per share
   ($60,552,906/3,338,009 shares) ...................................................    $           18.14
                                                                                         =================



    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND


                      Statement of Operations (unaudited)
                      For the Period Ended August 31, 2001

Income:
 Interest .................................................................................................   $        2,984,458
 Dividend .................................................................................................               35,431
                                                                                                              ------------------
                                                                                                                       3,019,889

Expenses:
 Advisory fees (Note 4) .............................................................   $          224,528
 Administrative services fees (Note 4) ..............................................              100,590
 Transfer agency and dividend disbursing fees (Builder Class) (Note 4) ..............              108,268
 Transfer agency and dividend disbursing fees (Premier Class) (Note 4) ..............               24,681
 Custody ............................................................................               25,058
 Fund accounting fees and expenses (Note 4) .........................................               29,064
 Trustees' fees and expenses ........................................................               13,081
 Other ..............................................................................               67,450
                                                                                         -----------------
   Total expenses ...................................................................              592,720
   Less: Custody fee credit .........................................................               (6,096)
                                                                                         -----------------

 Total net expenses .......................................................................................              586,624
                                                                                                              ------------------
Investment income--net ....................................................................................            2,433,265
                                                                                                              ------------------

Realized and Unrealized Gain on Investments (Notes 2 and 3)
 Net realized gains on investments ..................................................            1,050,269
 Net increase in unrealized appreciation/(depreciation) on investments ..............            1,791,300
                                                                                         -----------------
   Net gain on investments ................................................................................            2,841,569
                                                                                                              ------------------
Net Increase in Net Assets Resulting From Operations ......................................................   $        5,274,834
                                                                                                              ==================




    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                      Statements of Changes in Net Assets


                                                                                           Period Ended
                                                                                          August 31, 2001          Year Ended
                                                                                            (unaudited)         February 28, 2001
                                                                                         -----------------      -----------------
Change in Net Assets:
Operations:
Net investment income ...............................................................    $       2,433,265      $       4,919,407
Net realized gains on investments including futures contracts .......................            1,050,269              1,792,561
Net increase in unrealized appreciation/(depreciation) on investments ...............            1,791,300              7,045,483
                                                                                         -----------------      -----------------
Net increase in net assets resulting from operations ................................            5,274,834             13,757,451
                                                                                         -----------------      -----------------
Dividends to shareholders from:
Net investment income--Builder Class ................................................           (1,095,949)            (2,234,535)
Net investment income--Premier Class ................................................           (1,307,096)            (2,684,872)
                                                                                         -----------------      -----------------
Total distributions .................................................................           (2,403,045)            (4,919,407)
                                                                                         -----------------      -----------------
Capital Transactions:
Proceeds from shares issued--Builder Class ..........................................            1,615,237              3,512,317
Proceeds from shares issued--Premier Class ..........................................              862,650              2,789,341
Dividends reinvested--Builder Class .................................................              957,814              1,971,474
Dividends reinvested--Premier Class .................................................            1,114,718              2,297,262
Cost of shares redeemed--Builder Class ..............................................           (2,876,540)            (6,078,246)
Cost of shares redeemed--Premier Class ..............................................           (3,353,202)            (4,957,939)
                                                                                         -----------------      -----------------
Net decrease in net assets from capital share transactions ..........................           (1,679,323)              (465,791)
                                                                                         -----------------      -----------------
Net increase in net assets ..........................................................            1,192,466              8,372,253
Net Assets:
Beginning of period .................................................................          114,355,456            105,983,203
                                                                                         -----------------      -----------------
End of period .......................................................................    $     115,547,922      $     114,355,456
                                                                                         =================      =================
Accumulated net investment income included in net assets at end of period ...........    $          56,461      $          26,241
                                                                                         =================      =================
Share Transactions:
Issued--Builder Class ...............................................................               90,845                206,272
Issued--Premier Class ...............................................................               48,505                164,051
Reinvested--Builder Class ...........................................................               53,844                115,937
Reinvested--Premier Class ...........................................................               62,670                135,063
Redeemed--Builder Class .............................................................             (161,838)              (358,879)
Redeemed--Premier Class .............................................................             (188,406)              (293,631)
                                                                                         -----------------      -----------------
Change in shares ....................................................................              (94,380)               (31,187)
                                                                                         =================      =================




    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                   Notes to Financial Statements (unaudited)

1.  Organization:

   The Empire Builder Tax Free Bond Fund (the "Fund") was established as a Massachusetts business trust by an Agreement and Declaration of Trust dated September 30, 1983. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified investment company. The Fund has an unlimited number of shares authorized with no par value.

   The Fund offers two classes of shares; the Builder Class and the Premier Class. Each class of shares outstanding bears the same dividend, liquidation and other rights and conditions, except that the Builder Class shares and the Premier Class shares bear separate transfer agency expenses. Each class of shares has exclusive voting rights with respect to matters affecting only that class.

2.  Significant Accounting Policies:

   The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Use of Estimates

   Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

Security Valuation

   Tax-exempt securities for which transaction prices are not readily available are valued at their fair value as determined by an independent pricing service approved by the Fund's Board of Trustees. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The methods used by the pricing service and the quality of valuations so established are reviewed by officers of the Fund and the Fund's Investment Adviser, under the general supervision of the Trustees of the Fund.

   Securities for which quotations are readily available are stated at market value. Short-term debt securities having remaining maturities of sixty (60) days or less are stated at amortized cost, which approximates market value.

Security Transactions and Investment Income

   Security transactions are accounted for on the trade date. Interest income, which includes amortization of premium and accretion of discounts, is accrued as earned. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

Taxes

   The Fund qualifies and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its tax-exempt and taxable income. Therefore, no federal income tax provision is required.

   In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax.

Futures Contracts

   The Fund may purchase and sell financial futures contracts, options on such futures contracts and options on securities indices to hedge against changes in the value of New York tax-exempt bonds the Fund owns or expects to purchase. The Fund may also purchase and sell futures and options on U.S. Treasury securities in order to hedge against interest rate changes or other general changes in market values.

   Upon entering into a futures contract, the Fund is required to deposit cash or pledge securities in an amount equal to a certain percentage of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. No futures were held on August 31, 2001.

Distributions and Dividends

   Distributions to shareholders from net investment income are declared daily and paid monthly. The Fund also distributes at least annually substantially all net capital gains, if any, realized from portfolio transactions.

   The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Determination of Net Asset Value and Allocation of Expenses

   In calculating net asset value per share of each class, investment income and expenses, other than class-specific expenses, are allocated daily to each class of shares based on the value of outstanding settled shares.

Other

   The Fund maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amounts of interest earned on such uninvested cash balance. There is no effect on net investment income. The Fund could have invested such cash amounts in an income-producing asset if it had

                     THE EMPIRE BUILDER TAX FREE BOND FUND
not agreed to a reduction of fees or expenses under the expense offset arrangement with the Fund's custodian.

3.  Purchases and Sales of Investment Securities:

   Purchases and sales of investment securities, excluding short-term investments, during the period ended August 31, 2001, amounted to $70,082,658 and $69,128,269, respectively.

4.  Advisory Fees and Other Related Party Transactions:

   The Fund retains Glickenhaus & Co. (the "Adviser") to act as investment adviser pursuant to an Investment Advisory Agreement. As compensation for its advisory services, the Adviser receives a fee computed daily and paid monthly, at the annual rates of 0.40% of the first $100,000,000 of average daily net assets and 0.3333% of any excess over $100,000,000.

   Glickenhaus has agreed to a reduction of advisory fees to the extent that the Fund's expenses, including the advisory fees, exceed 1.50% of the Fund's average annual net assets. For the period ended August 31, 2001, there was no reduction of advisory fees pursuant to this agreement.

   BISYS Fund Services Ohio, Inc. ("BISYS" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Fund's administrator, transfer agent, fund accountant and assists the Fund in all aspects of its administration and operation. BISYS is entitled to receive fees as well as be reimbursed for certain out-of-pocket expenses incurred for providing these services.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                              Financial Highlights
     For a share of beneficial interest outstanding throughout each period

                                            Period Ended          Year Ended           Year Ended           Year Ended
                                         ------------------   ------------------   ------------------   ------------------
                                          August 31, 2001
                                            (unaudited)       February 28, 2001    February 29, 2000    February 28, 1999
                                         ------------------   ------------------   ------------------   ------------------
                                         Builder    Premier   Builder    Premier   Builder    Premier   Builder    Premier
                                          Class      Class     Class      Class     Class      Class     Class      Class
                                         -------    -------   -------    -------   -------    -------   -------    -------
Net Asset Value, Beginning of
 Period ..............................   $ 17.69    $ 17.69   $ 16.32    $ 16.32   $ 17.88    $ 17.88   $ 18.22    $ 18.22
                                         -------    -------   -------    -------   -------    -------   -------    -------
Income from Investment Operations:
 Net investment income ...............      0.37       0.40      0.73       0.79      0.78       0.84      0.75       0.80
 Net realized and unrealized
   gains/(losses) on investments .....      0.44       0.44      1.37       1.37     (1.55)     (1.56)     0.11       0.12
                                         -------    -------   -------    -------   -------    -------   -------    -------
 Total from Investment
   Operations ........................      0.81       0.84      2.10       2.16     (0.77)     (0.72)     0.86       0.92
                                         -------    -------   -------    -------   -------    -------   -------    -------
Less Dividends:
 Dividends from net investment
   income ............................     (0.36)     (0.39)    (0.73)     (0.79)    (0.76)     (0.81)    (0.75)     (0.81)
 Dividends from net realized
   capital gains .....................        --         --        --         --     (0.03)     (0.03)    (0.45)     (0.45)
                                         -------    -------   -------    -------   -------    -------   -------    -------
 Total dividends .....................     (0.36)     (0.39)    (0.73)     (0.79)    (0.79)     (0.84)    (1.20)     (1.26)
                                         -------    -------   -------    -------   -------    -------   -------    -------
Net Asset Value, End of Period .......   $ 18.14    $ 18.14   $ 17.69    $ 17.69   $ 16.32    $ 16.32   $ 17.88    $ 17.88
                                         =======    =======   =======    =======   =======    =======   =======    =======
Total Return .........................      4.64%(a)   4.81%(a) 13.15%     13.53%   (4.39)%    (4.12)%     4.87%      5.17%
Ratios/Supplementary Data:
 Net Assets, End of Period
   (in thousands) ....................   $54,995    $60,553   $53,937    $60,418   $50,347    $55,636   $57,610    $63,657
 Ratios of Net Investment
   Income to Average
   Net Assets ........................      4.08%(b)   4.40%(b)  4.31%      4.65%     4.47%      4.75%     4.15%      4.44%
 Ratios of Expenses to Average
   Net Assets ........................      1.19%(b)   0.87%(b)  1.20%      0.86%     1.08%      0.79%     1.11%      0.82%
 Ratios of Expenses to Average
   Net Assets* .......................      1.20%(b)   0.88%(b)  1.22%      0.88%     1.12%      0.83%     1.15%      0.86%
 Portfolio Turnover Rate (c) .........     63.81%     63.81%   121.96%    121.96%    90.84%     90.84%   174.34%    174.34%

                                             Year Ended         Period Ended**

                                          -----------------    -----------------
                                         February 28, 1998    February 28, 1997
                                          -----------------    -----------------
                                         Builder    Premier   Builder    Premier
                                          Class      Class     Class      Class
                                         -------    -------   -------    -------
Net Asset Value, Beginning of
 Period ..............................   $ 17.73    $ 17.73   $ 17.96    $ 17.57
                                         -------    -------   -------    -------
Income from Investment Operations:
 Net investment income ...............      0.79       0.84      0.84       0.75
 Net realized and unrealized
   gains/(losses) on investments .....      0.56       0.56     (0.10)      0.29
                                         -------    -------   -------    -------
 Total from Investment
   Operations ........................      1.35       1.40      0.74       1.04
                                         -------    -------   -------    -------
Less Dividends:
 Dividends from net investment
   income ............................     (0.79)     (0.84)    (0.84)     (0.75)
 Dividends from net realized
   capital gains .....................     (0.07)     (0.07)    (0.13)     (0.13)
                                         -------    -------   -------    -------
 Total dividends .....................     (0.86)     (0.91)    (0.97)     (0.88)
                                         -------    -------   -------    -------
Net Asset Value, End of Period .......   $ 18.22    $ 18.22   $ 17.73    $ 17.73
                                         =======    =======   =======    =======
Total Return .........................      7.82%      8.08%     4.30%      6.03%(a)
Ratios/Supplementary Data:
 Net Assets, End of Period
   (in thousands) ....................   $59,091    $64,439   $59,133    $59,356
 Ratios of Net Investment
   Income to Average
   Net Assets ........................      4.42%      4.66%     4.81%      4.88%(b)
 Ratios of Expenses to Average
   Net Assets ........................      1.06%      0.81%     1.03%      0.93%(b)
 Ratios of Expenses to Average
   Net Assets* .......................      1.16%      0.91%     1.07%      0.97%(b)
 Portfolio Turnover Rate (c) .........    201.00%    201.00%   181.00%    181.00%

---------------
* The ratio does not include a reduction of expenses for custodian fee credits of cash balances maintained with the custodian.
**  Premier Class commenced operations on April 15, 1996.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


    The accompanying notes are an integral part of the financial statements.

                      [This page intentionally left blank]

                                 THE MANAGEMENT



                             Trustees and Officers


Trustees

SETH M. GLICKENHAUS,* Chairman of the Board of Trustees
Senior Partner of Glickenhaus & Co.

EDWARD A. FALKENBERG, Trustee
Retired Vice President and Controller,
Joseph E. Seagram & Sons, Inc. and
Controller, Seagram Company Ltd.

EDWARD A. KUCZMARSKI, Trustee
Certified Public Accountant and Partner,
Hays & Company

ELIZABETH B. NEWELL, Trustee
Trustee, International Preschools

JOHN P. STEINES, Trustee
Professor of Law, New York University
School of Law


Officers

SETH M. GLICKENHAUS
President of the Fund; Senior Partner of
Glickenhaus & Co.

MICHAEL J. LYNCH
Senior Vice President of the Fund; Director,
Unit Trust Department, Glickenhaus & Co.

GEORGETTE L. PRIGAL
Vice President and Secretary of the Fund;
Vice President, BISYS Fund Services

STEVEN D. PIERCE
Treasurer of the Fund; Vice President,
Financial Services, BISYS Fund Services

ALAINA V. METZ
Assistant Secretary of the Fund; Chief
Administrative Officer, Administration and
Regulatory Services, BISYS Fund Services








* Trustee who is an "interested person" of the Fund as that term is defined in the Investment Company Act of 1940.

                              [EMPIRE BUILDER LOGO]


                                3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886







                              [EMPIRE BUILDER LOGO]


                               TAX FREE BOND FUND
                               Semi Annual Report
                                 August 31, 2001
                       Investment Adviser and Distributor
                                Glickenhaus & Co.
                               6 East 43rd Street
                            New York, New York 10017

             Administrator, Transfer and Shareholder Servicing Agent
                         BISYS Fund Services Ohio, Inc.
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                    Custodian
                          State Street Bank & Trust Co.
                             800 Pennsylvania Avenue
                                    5th Floor
                           Kansas City, MO 64105-1307

                                  Legal Counsel
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110

                             Independent Accountants
                           PricewaterhouseCoopers LLP
                               100 E. Broad Street
                              Columbus, Ohio 43215

                                Customer Service
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

This report is submitted for the information of the shareholders of the Empire Builder Tax Free Bond Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, obtainable from an investment dealer, which includes information regarding the Fund's objectives and policies, record, management, sales commission and other data.

000000